Schedule of Other Assets (Details) - Jet Token, Inc. [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Aircraft Deposit		$ 350,000
Deposits	73,226	13,714
Lease Maintenance Reserve	689,750	689,750
Lease Financing Costs		69,325
Total Other Assets	$ 762,976	$ 1,122,789